LOANS TO THIRD PARTIES	12 Months Ended
Jun. 30, 2019
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 7. LOANS TO THIRD PARTIES

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥1,960,000	¥4,960,000	$722,316
Allowance for doubtful accounts	—	—	—
Total Loans to third parties	¥1,960,000	¥4,960,000	$722,316

Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans bear no interest and have terms of no more than one year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As the date of the report, ¥4,197,320 (approximately $617,000) was collected   by the Company and the remaining part was expected to be paid in full by end of October 2019.